WARRANT LIABILITY (Details Narrative)						12 Months Ended
	Nov. 02, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 29, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 ₪ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 ₪ / shares	Dec. 31, 2020 USD ($) shares	Aug. 31, 2020 ₪ / shares shares
IfrsStatementLineItems [Line Items]
[custom:ClassOfWarrantOrRightOutstanding1-0] | shares		5,966,204				7,056,972					7,289,885
Exercise price | ₪ / shares												₪ 2.52
Share price | $ / shares	$ 1.56
Warrants outstanding | shares												182,142
November 2022 Warrants [member]
IfrsStatementLineItems [Line Items]
[custom:ClassOfWarrantOrRightOutstanding1-0] | shares	1,489,166
Exercise price | $ / shares	$ 2.04
[custom:WarrantsExercisableTerm]	2 years
Expected volatility	1.10
Risk-free interest rate	0.0394
Expected life	2 years
Warrant liability loss						$ 1,142,000
April and May 2021 Warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility			1.34	1.11
Risk-free interest rate			0.0041	0.0041
Expected life			1 year 7 months 13 days			1 year 9 months 14 days
Share price | $ / shares			$ 6.69			$ 11.91
Warrant liability loss				$ 7,093,000
Warrant liability			$ 124,000	2,307,000
Warrant liability gain			$ 247,000
April and May 2021 Warrants [member] | Warrant holders [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 11.04
Warrant liability				$ 6,846
Warrants outstanding | shares				583,703
Warrants exchange rate | (per share)							1.00	₪ 2.63
November 2020 and December 2020 Warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility					0.79
Risk-free interest rate					0.01002
Expected life					4 years 7 months 17 days
Share price | $ / shares					$ 9.30
Warrant liability loss					$ 35,175,000						8,391,000
Warrant liability					$ 26,816,000
November 2020 and December 2020 Warrants [member] | Warrant holders [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares									$ 2.70
Warrants outstanding | shares					5,816,785
Warrants exchange rate | (per share)									$ 1.00	₪ 2.65
Warrant equity					$ 35,065,000
January 2020 Warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility		0.82
Risk-free interest rate		0.00064
Expected life		29 days
Share price | $ / shares		$ 13.72
Warrant liability loss		$ 51,000									$ 285,000
Warrant liability		$ 1,788,000
Warrant shares | shares		16,312
January 2020 Warrants [member] | Warrant holders [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							1.95
Warrant liability				$ 1,788,000
Warrants outstanding | shares				220,589
Warrants exchange rate | (per share)							$ 1.00	₪ 2.65